Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

SEC regulations require us to disclose the following information about the relationship between executive compensation paid for our CEO (“PEO” in the following tables) and the average paid for our other NEOs and the Company’s financial performance.

	PEO Pay(1)		Other NEO Pay(1)		Total Shareholder Return ($)(1)(4)	Net Income $000s(5)
Year	Summary Compensation Table Total for PEO ($)(2)	Compensation Actually Paid to PEO ($)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(3)
2024	$6,963,993	$14,341,939	$2,443,718	$4,753,138	$170.18	$(113,175)
2023	$5,080,645	$5,301,255	$1,757,875	$1,830,685	$80.68	$(63,094)
2022	$3,832,166	$2,893,624	$1,902,164	$1,711,602	$75.14	$(123,461)

____________

(1)      Our Chief Executive Officer for each of the fiscal years indicated was Mr. Deneke. Our Named Executive Officers other than our Chief Executive Officer (“Other NEOs”) were, (i) for 2024, Messrs. Mault and Johnston, (ii) for 2023, Messrs. Mault and Johnston, and (iii) for 2022, Messrs. Mault, Johnston and Marc Stratton, our former Chief Financial Officer.

(2)      Reflects, for Mr. Deneke, the total compensation reported in the Summary Compensation Table and for the Other NEOs, the average total compensation reported in the Summary Compensation Table in each of the fiscal years indicated.

(3)      Represents the compensation actually paid to Mr. Deneke and the Other NEOs in each of the fiscal years indicated, as computed in accordance with Item 402(v) of Regulation S-K. For 2024, such amounts were determined as follows:

Year	As Reported in Summary Compensation Table(a)		Equity Award Adjustments(b)			Total Compensation “Actually Paid”
	Total	Equity Awards	Fair Value as of the End of the Fiscal Year of Awards Granted During the Fiscal Year That Remain Outstanding as of the End of the Fiscal Year(c)	Change in Fair Value as of the last Day of the Fiscal Year of Awards Granted in Prior Years That Remain Outstanding as of the End of the Fiscal Year(d)	Change in Fair Value as of Vesting Date of Awards Granted in Prior Years That Vest During the Fiscal Year(e)
2024	$6,963,993	$(2,881,405)	$7,026,073	$3,193,886	$39,392	$14,341,939
2024	$2,443,718	$(919,982)	$2,243,302	$975,663	$10,437	$4,753,138

____________

(a)     Reflects, for Mr. Deneke, the applicable amounts reported in the “Summary Compensation Table Total for PEO” column in the table above and the “Equity Awards” column in the Summary Compensation Table, and for the other NEOs, the amounts reported in the “Average Summary Compensation Table Total for Non-PEO NEOs” column in the table above and the average of the amounts reported in the “Equity Awards” column in the Summary Compensation Table, in each case, for 2024.

(b)      The adjustments made to the fair value of the LTIP awards do not include the fair value of equity awards received in lieu of the cash retention component of the LTIP awards in connection with the cash-to-phantom program.

(c)      Reflects either (i) the fair value, with respect to Mr. Deneke, or (ii) the average of the fair value, with respect to the Other NEOs, in each case as of December 31, 2024 of awards granted in 2024 that remained outstanding and unvested (in whole or in part) as of December 31, 2024.

(d)      Reflects either (i) the change in fair value, with respect to Mr. Deneke, or (ii) the average of the change in fair value, with respect to the Other NEOs, in each case from December 31, 2023 to December 31, 2024 of awards granted in a prior fiscal year that remained outstanding and unvested (in whole or in part) as of December 31, 2024.

(e)      Reflects either (i) the change in fair value, with respect to Mr. Deneke, or (ii) the average of the change in fair value, with respect to the Other NEOs, in each case from December 31, 2023 to the day awards became vested in 2024, when such awards were granted in fiscal year prior to 2024.

(4)      For each covered fiscal year, represents the cumulative total stockholder return on an initial fixed $100 investment in our common stock from December 31, 2021 through December 31 of each covered fiscal year.

(5)      Represents the amount of net income reflected in our consolidated financial statements for each covered fiscal year.

Named Executive Officers, Footnote		Our Chief Executive Officer for each of the fiscal years indicated was Mr. Deneke. Our Named Executive Officers other than our Chief Executive Officer (“Other NEOs”) were, (i) for 2024, Messrs. Mault and Johnston, (ii) for 2023, Messrs. Mault and Johnston, and (iii) for 2022, Messrs. Mault, Johnston and Marc Stratton, our former Chief Financial Officer.
PEO Total Compensation Amount	[1],[3]	$ 6,963,993	[2]	$ 5,080,645	$ 3,832,166
PEO Actually Paid Compensation Amount	[1],[4]	14,341,939	[5]	5,301,255	2,893,624
Non-PEO NEO Average Total Compensation Amount	[1],[3]	2,443,718	[2]	1,757,875	1,902,164
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[4]	$ 4,753,138	[5]	1,830,685	1,711,602
Compensation Actually Paid vs. Total Shareholder Return		Relationship Between Compensation Actually Paid and Cumulative Total Shareholder Return (“TSR”) as a Value of Initial Fixed $100 Investment Based on Total Shareholder Return (“TSR Per $100”)
Compensation Actually Paid vs. Net Income		Relationship Between Compensation Actually Paid and Net Income
Total Shareholder Return Amount	[1],[6]	$ 170.18		80.68	75.14
Net Income (Loss)	[7]	$ (113,175,000)		$ (63,094,000)	$ (123,461,000)
PEO Name		Mr. Deneke		Messrs. Mault and Johnston	Messrs. Mault, Johnston and Marc Stratton
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[2]	$ (2,881,405)
PEO | Fair Value as of the End of the Fiscal Year of Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[5],[8]	7,026,073
PEO | Change in Fair Value as of the last Day of the Fiscal Year of Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[5],[9]	3,193,886
PEO | Change in Fair Value as of Vesting Date of Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[5],[8]	39,392
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[2]	(919,982)
Non-PEO NEO | Fair Value as of the End of the Fiscal Year of Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[5],[8]	2,243,302
Non-PEO NEO | Change in Fair Value as of the last Day of the Fiscal Year of Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[5],[9]	975,663
Non-PEO NEO | Change in Fair Value as of Vesting Date of Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[5],[8]	$ 10,437

[1]	Our Chief Executive Officer for each of the fiscal years indicated was Mr. Deneke. Our Named Executive Officers other than our Chief Executive Officer (“Other NEOs”) were, (i) for 2024, Messrs. Mault and Johnston, (ii) for 2023, Messrs. Mault and Johnston, and (iii) for 2022, Messrs. Mault, Johnston and Marc Stratton, our former Chief Financial Officer.
[2]	Reflects, for Mr. Deneke, the applicable amounts reported in the “Summary Compensation Table Total for PEO” column in the table above and the “Equity Awards” column in the Summary Compensation Table, and for the other NEOs, the amounts reported in the “Average Summary Compensation Table Total for Non-PEO NEOs” column in the table above and the average of the amounts reported in the “Equity Awards” column in the Summary Compensation Table, in each case, for 2024.
[3]	Reflects, for Mr. Deneke, the total compensation reported in the Summary Compensation Table and for the Other NEOs, the average total compensation reported in the Summary Compensation Table in each of the fiscal years indicated.
[4]	Represents the compensation actually paid to Mr. Deneke and the Other NEOs in each of the fiscal years indicated, as computed in accordance with Item 402(v) of Regulation S-K. For 2024, such amounts were determined as follows:
[5]	The adjustments made to the fair value of the LTIP awards do not include the fair value of equity awards received in lieu of the cash retention component of the LTIP awards in connection with the cash-to-phantom program.
[6]	For each covered fiscal year, represents the cumulative total stockholder return on an initial fixed $100 investment in our common stock from December 31, 2021 through December 31 of each covered fiscal year.
[7]	Represents the amount of net income reflected in our consolidated financial statements for each covered fiscal year.
[8]	Reflects either (i) the fair value, with respect to Mr. Deneke, or (ii) the average of the fair value, with respect to the Other NEOs, in each case as of December 31, 2024 of awards granted in 2024 that remained outstanding and unvested (in whole or in part) as of December 31, 2024.
[9]	Reflects either (i) the change in fair value, with respect to Mr. Deneke, or (ii) the average of the change in fair value, with respect to the Other NEOs, in each case from December 31, 2023 to December 31, 2024 of awards granted in a prior fiscal year that remained outstanding and unvested (in whole or in part) as of December 31, 2024.